INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 39,727,050	$ 33,522,769
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,487,238
Tax Credit Carryforward, Amount	4,357,876
[custom:PotentialTaxBenefitArisingFromNetOperatingLossCarryforwardWithinAnnualUsageLimitations-0]	$ 5,382,322